SECURTER SYSTEMS INC. (Details) - CAD ($)	Sep. 07, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Current assets	$ 26,413	$ 79
Current liabilities	(2,183)	0
Total current net assets	24,230	79
Non-current assets	29,840	26,761
Non-current liabilities	(26,600)	(26,565)
Total non-current net assets	3,240	196
Total net equity by shareholders	$ 27,470	$ 275